Income Taxes, Effective Income Tax Rate Reconciliation (FY) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation [Abstract]
U.S. federal corporate statutory rate					35.00%	35.00%	35.00%
State and local taxes, less federal tax benefit					4.00%	2.30%	(2.00%)
Foreign income taxes					19.90%	1.50%	16.20%
Sale of subsidiary					(17.10%)	0.00%	0.00%
Manufacturing benefit					0.00%	0.00%	1.50%
Repatriation expenses					30.70%	(2.30%)	5.20%
Valuation allowance adjustments					(15.90%)	(0.50%)	(7.50%)
Impairment of goodwill and intangible assets					(0.60%)	(31.70%)	(64.10%)
Uncertain tax positions					(7.00%)	(0.40%)	(0.10%)
Other, net					1.50%	0.10%	(4.60%)
Effective income tax rate	13.60%	41.30%	24.80%	55.20%	50.50%	4.00%	(20.40%)